UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09461

        Nuveen North Carolina Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen North Carolina Dividend Advantage Municipal Fund (NRB) August 31, 2005

Principal
Amount (000)	Description(1)	Optional Call Provisions*	Ratings**	Market Value

	Education and Civic Organizations - 26.5% (18.2% of Total Investments)
$500	North Carolina Capital Facilities Financing Agency, Revenue Bonds, High Point University, Series	9/11 at 101.00	Baa2	$528,340
	2001, 5.125%, 9/01/18
2,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2001A,	10/11 at 100.00	AA+	2,119,040
	5.125%, 10/01/26
1,750	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A, 5.000%,	6/11 at 100.00	AA+	1,857,450
	12/01/25
1,845	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B, 5.000%,	No Opt. Call	AA+	2,026,197
	12/01/11
2,450	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%, 4/01/17 -	10/12 at 100.00	AAA	2,728,590
	AMBAC Insured

	Healthcare - 20.1% (13.8% of Total Investments)
1,110	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional Medical	1/12 at 100.00	A	1,188,488
	Center, Series 2002A, 5.250%, 1/01/15
2,500	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Carolina Medicorp, Series 1996,	5/07 at 100.00	AA-	2,544,100
	5.250%, 5/01/26
300	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005,	1/15 at 100.00	AAA	317,880
	5.000%, 1/01/33 - FGIC Insured
1,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical	6/12 at 101.00	A	1,584,375
	Center, Series 2002, 5.250%, 6/01/22
300	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	AA	318,558
	5.000%, 11/01/24
1,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph's Health	10/11 at 101.00	AA	1,059,950
	System, Series 2001, 5.250%, 10/01/31

	Housing/Multifamily - 6.6% (4.6% of Total Investments)
2,230	Durham Housing Authority, North Carolina, FNMA Guaranteed Multifamily Housing Revenue Bonds, Naples	6/11 at 100.00	AAA	2,319,289
	Terrace Apartments, Series 2001A, 5.700%, 6/01/33 (Alternative Minimum Tax)

	Housing/Single Family - 5.2% (3.6% of Total Investments)
1,270	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series	7/09 at 100.00	AA	1,311,351
	5A, 5.625%, 7/01/30 (Alternative Minimum Tax)
485	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series	7/10 at 100.00	AAA	499,259
	10A, 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured

	Industrials - 1.4% (1.0% of Total Investments)
500	North Carolina Capital Facilities Financing Agency, Exempt Facilities Revenue Bonds, Waste	No Opt. Call	BBB	501,300
	Management Inc., Series 2001, 3.750%, 8/01/14 (Alternative Minimum Tax) (Mandatory put 8/01/07)

	Long-Term Care - 1.6% (1.1% of Total Investments)
300	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc.,	10/14 at 100.00	N/R	308,097

	Series 2005A, 5.500%, 10/01/35
250	North Carolina Medical Care Commission, Revenue Bonds, United Church Homes and Services, Series	9/15 at 100.00	N/R	259,557
	2005A, 5.250%, 9/01/21

	Materials - 3.8% (2.6% of Total Investments)
750	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	4/07 at 102.00	BBB	780,135
	Environmental Improvement Revenue Bonds, International Paper Company Project, Series 1997A,
	6.150%, 4/01/21 (Alternative Minimum Tax)
515	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	539,488
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35
	(Alternative Minimum Tax)

	Tax Obligation/General - 6.3% (4.3% of Total Investments)
	North Carolina, General Obligation Bonds, Series 2004A:
1,000	5.000%, 3/01/18	3/14 at 100.00	AAA	1,098,280
1,000	5.000%, 3/01/22	3/14 at 100.00	AAA	1,086,090

	Tax Obligation/Limited - 24.2% (16.6% of Total Investments)
1,330	Cabarrus County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 2/01/15	2/13 at 100.00	AA-	1,466,405
1,400	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series	6/13 at 100.00	AA+	1,532,468
	2003G, 5.375%, 6/01/26
1,870	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/15 - AMBAC	12/12 at 100.00	AAA	2,067,135
	Insured
1,250	Davidson County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/21 -	6/14 at 100.00	AAA	1,378,388
	AMBAC Insured
1,390	Durham, North Carolina, Certificates of Participation, Series 2005B, 5.000%, 6/01/25	6/15 at 100.00	AA+	1,487,898
470	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement Project, Series 2004B,	6/14 at 100.00	AA+	506,721
	5.000%, 6/01/20

	Transportation - 4.8% (3.3% of Total Investments)
1,530	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%,	5/11 at 101.00	Aaa	1,670,041
	11/01/18 - FGIC Insured

	U.S. Guaranteed *** - 4.9% (3.3% of Total Investments)
1,540	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2000, 5.375%,	6/10 at 101.00	Aaa	1,701,685
	6/01/26 (Pre-refunded to 6/01/10) - MBIA Insured

	Utilities - 20.3% (14.0% of Total Investments)
	Greenville, North Carolina, Combined Enterprise System Revenue Bonds, Series 2001:
1,000	5.250%, 9/01/20 - FSA Insured	9/11 at 101.00	AAA	1,092,720
500	5.250%, 9/01/21 - FSA Insured	9/11 at 101.00	AAA	546,360
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B,	1/06 at 100.00	AAA	2,505,175
	5.500%, 1/01/17 - FGIC Insured
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1999B,	1/09 at 102.00	BBB	1,064,180
	5.650%, 1/01/16
250	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/24 - FGIC	7/15 at 100.00	AAA	273,017
	Insured
1,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A3	1,618,890
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17

	Water and Sewer - 19.8% (13.6% of Total Investments)
2,250	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001, 5.125%, 6/01/26	6/11 at 101.00	AAA	2,402,393

	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2001A:
500	5.125%, 6/01/20	6/11 at 101.00	AA+	541,485
500	5.125%, 6/01/21	6/11 at 101.00	AA+	541,485
500	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA+	538,545
	6/01/25
400	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%,	6/14 at 100.00	AAA	428,500
	6/01/23 - XLCA Insured
2,275	Winston-Salem, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A, 5.000%,	6/12 at 100.00	AAA	2,469,194
	6/01/17

$47,510	Total Long-Term Investments (cost $48,112,664) - 145.5%			50,808,499

	Other Assets Less Liabilities - 3.2%			1,101,759

	Preferred Shares, at Liquidation Value - (48.7)%			(17,000,000)

	Net Assets Applicable to Common Shares - 100%			$34,910,258

(1)      All percentages shown in the Portfolio of Investments are based on net assets applicable to
           Common shares unless otherwise noted.

 *        Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
          There may be other call provisions at varying prices at later dates.

 **       Ratings: Using the higher of Standard & Poor's or Moody's rating.

 ***     Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S.
          Government agency securities which ensures the timely payment of principal and interest.

N/R Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $48,166,890.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$2,697,176
Depreciation	(55,567)

Net unrealized appreciation of investments	$2,641,609

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen North Carolina Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         10/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         10/28/05

* Print the name and title of each signing officer under his or her signature.